ITEM 4 AND ITEM 5

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

GRANT THORNTON LLP
27777 Franklin Road
Suite 800
Southfield, MI 48034-2366

D    +1 248 262 1950
F    +1 248 350 3581
Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and Management of Credit Acceptance Corporation and Wells Fargo Securities, LLC (collectively, the “specified parties”), in their evaluation of certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2020-2. The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

1.	The Company provided an electronic file (the “Data File”) with information for certain vehicle loans which the Company represented was as of the close of business of May 31, 2020.

2.
Grant Thornton selected one hundred vehicle loans on a random basis from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo Securities, LLC, to the related retail installment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state of the consumer to other Company records.

a.	Loan number

b.	Original amount financed

c.	First payment date (scheduled)

d.	Original term to maturity

e.	Monthly payment

f.	Interest rate

g.	State

h.	Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title, title application, VINtek, or acceptable proof of lien, as applicable)

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2020-2. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements

•	Addressing the value of collateral securing any such assets being securitized

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization

•
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

•	Forming any conclusion

•	Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the specified parties. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/ GRANT THORNTON LLP

Southfield, Michigan
July 6, 2020

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX4058	35	XXXX1686	69	XXXX1738
2	XXXX5044	36	XXXX7848	70	XXXX3291
3	XXXX7872	37	XXXX7694	71	XXXX3838
4	XXXX4382	38	XXXX4252	72	XXXX0632
5	XXXX7667	39	XXXX4828	73	XXXX8912
6	XXXX1689	40	XXXX4727	74	XXXX1553
7	XXXX5324	41	XXXX2471	75	XXXX4883
8	XXXX6775	42	XXXX5900	76	XXXX4749
9	XXXX7920	43	XXXX4974	77	XXXX0707
10	XXXX8653	44	XXXX9587	78	XXXX5236
11	XXXX5145	45	XXXX5893	79	XXXX9323
12	XXXX2666	46	XXXX4827	80	XXXX4568
13	XXXX6077	47	XXXX3116	81	XXXX8451
14	XXXX7625	48	XXXX9117	82	XXXX5124
15	XXXX3095	49	XXXX5895	83	XXXX5118
16	XXXX6419	50	XXXX0921	84	XXXX7447
17	XXXX4716	51	XXXX4856	85	XXXX3189
18	XXXX9448	52	XXXX1958	86	XXXX3206
19	XXXX6846	53	XXXX9822	87	XXXX6487
20	XXXX5030	54	XXXX9824	88	XXXX7030
21	XXXX4556	55	XXXX8570	89	XXXX3626
22	XXXX5716	56	XXXX1862	90	XXXX2831
23	XXXX3496	57	XXXX1401	91	XXXX1186
24	XXXX1961	58	XXXX8136	92	XXXX0138
25	XXXX5279	59	XXXX9577	93	XXXX9307
26	XXXX7277	60	XXXX1404	94	XXXX5742
27	XXXX5727	61	XXXX1585	95	XXXX8447
28	XXXX7465	62	XXXX7170	96	XXXX4083
29	XXXX7202	63	XXXX5985	97	XXXX2935
30	XXXX6958	64	XXXX3091	98	XXXX2001
31	XXXX4798	65	XXXX9982	99	XXXX8519
32	XXXX6710	66	XXXX2555	100	XXXX1629
33	XXXX3118	67	XXXX8259
34	XXXX7892	68	XXXX5872